CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 1,234,596	$ 1,000,953
Short-term investments	591,269	791,730
Accounts receivable due	369,093	170,100
Prepaid expenses and other current assets	168,821	69,233
Amount due from SINA (Note 9)	105,319	16,356
Total current assets	2,469,098	2,048,372
Property and equipment, net	45,623	33,793
Intangible assets, net	21,103	517
Goodwill	29,346	13,420
Long-term investments	694,586	452,337
Other assets	14,926	13,380
Total assets	3,274,682	2,561,819
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $217,602 and $347,770 as of December 31, 2017 and 2018, respectively.)
Accounts payable	123,730	64,043
Accrued and other liabilities	317,437	268,615
Income taxes payable	88,683	70,907
Deferred revenues	99,994	81,311
Total current liabilities	629,844	484,876
Long-term liabilities
Convertible debt	884,123	879,983
Long-term deferred revenues		286
Deferred tax liability	12,577	1,880
Total long-term liabilities	896,700	882,149
Total liabilities	1,526,544	1,367,025
Commitments and contingencies (Note 16)
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 222,706 and 224,838 shares (including 123,059 Class A ordinary shares and 101,779 Class B ordinary shares) issued and outstanding as of December 31, 2017 and 2018, respectively.	57	56
Additional paid-in capital	1,071,836	1,030,048
Accumulated other comprehensive income (loss)	(49,615)	9,534
Retained earnings	723,181	152,949
Total Weibo shareholders' equity	1,745,459	1,192,587
Non-controlling interests	2,679	2,207
Total shareholders' equity	1,748,138	1,194,794
Total liabilities and shareholders' equity	3,274,682	2,561,819
Third parties
Current assets:
Accounts receivable due	190,036	97,572
Alibaba
Current assets:
Accounts receivable due	48,222	42,832
Other related parties
Current assets:
Accounts receivable due	$ 130,835	$ 29,696